Exhibit 99.1

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

Collection Period	31-Jan-26	30/360 Days	30	Collection Period Start	1-Jan-26
Distribution Date	17-Feb-26	Actual/360 Days	33	Collection Period End	31-Jan-26
				Prior Month Settlement Date	15-Jan-26
				Current Month Settlement Date	17-Feb-26

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,424,116,746.73	580,359,462.54	549,743,214.08	0.422203
Yield Supplement Overcollaterization		122,033,411.09	32,209,728.66	29,754,172.25
Total Adjusted Pool Balance		1,302,083,335.64	548,149,733.88	519,989,041.83
Total Adjusted Securities		1,302,083,335.64	548,149,733.88	519,989,041.83	0.399352
Class A-1 Notes	5.51200%	279,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	5.47000%	145,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	4.08735%	293,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	5.28000%	438,000,000.00	401,066,398.24	372,905,706.19	0.851383
Class A-4 Notes	5.18000%	95,000,000.00	95,000,000.00	95,000,000.00	1.000000
Certificates	0.00000%	52,083,335.64	52,083,335.64	52,083,335.64	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	28,160,692.05	1,764,692.15	64.2938175	4.0289775
Class A-4 Notes	0.00	410,083.33	—	4.3166666
Certificates	0.00	0.00	—	—

Total Securities	28,160,692.05	2,174,775.48

I. COLLECTIONS

Interest:
Interest Collections				2,633,744.79
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,633,744.79
Principal:
Principal Collections				30,103,390.23
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				30,103,390.23
Recoveries of Defaulted Receivables				522,685.51

Total Collections				33,259,820.53

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			41,525	548,149,733.88
Total Principal Payment				28,160,692.05

			40,484	519,989,041.83

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	33,259,820.53
Reserve Account Draw	0.00
Total Available for Distribution	33,259,820.53
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	483,632.89
Servicing Fee Paid	483,632.89
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,764,692.15
Class A-3 Notes Monthly Interest Paid	1,764,692.15
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	410,083.33
Class A-4 Notes Monthly Interest Paid	410,083.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		2,174,775.48
Total Note Monthly Interest Paid		2,174,775.48
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		30,601,412.16
4. Total Monthly Principal Paid on the Notes		28,160,692.05
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		28,160,692.05
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,440,720.11
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,440,720.11

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.34
Required Reserve Account Amount		3,255,208.34
Beginning Reserve Account Balance		3,255,208.34
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.34
Required Reserve Account Amount for Next Period		3,255,208.34

VI. POOL STATISTICS

Weighted Average Coupon		5.40%
Weighted Average Remaining Maturity[1]		35.38

	Amount	Number
Principal on Defaulted Receivables	512,858.23	28
Principal Recoveries of Defaulted Receivables	522,685.51

Monthly Net Losses	(9,827.28)
Pool Balance at Beginning of Collection Period	580,359,462.54
Net Loss Ratio for Third Preceding Collection Period	0.39%
Net Loss Ratio for Second Preceding Collection Period	0.06%
Net Loss Ratio for Preceding Collection Period	0.68%
Net Loss Ratio for Current Collection Period	-0.02%
Four-Month Average Net Loss Ratio	0.28%
Cumulative Net Losses for all Periods	5,857,024.90

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,992,504.73	252	0.91%
61-90 Days Delinquent	831,481.67	44	0.15%
91-120 Days Delinquent	98,873.70	12	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,922,860.10	308	1.08%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.22%	0.16%
Delinquency Ratio for Second Preceding Collection Period	0.15%	0.13%
Delinquency Ratio for Preceding Collection Period	0.19%	0.14%
Delinquency Ratio for Current Collection Period	0.17%	0.14%
Four-Month Average Delinquency Ratio	0.18%	0.14%
60 Day Delinquent Receivables	996,732.56
Delinquency Percentage	0.18%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,436,710.98
Number of Extensions	115

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

[1]  The Weighted Average Remaining Maturity (WARM) reported under Section VI. POOL STATISTICS for the Collection Period ended December 31, 2025 contained an error. The corrected December WARM value for NAROT 2024-A is 36.56. The January WARM is calculated correctly above.